COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT	12 Months Ended
Dec. 31, 2020
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT

16.    COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT

16.1    Debt securities at fair value through profit or loss

	12/31/2020	12/31/2019
Government securities	8,864,640	768,967
Corporate securities	401,671	4,994
Securities issued by the BCRA	605,592	—
	9,871,903	773,961

16. 2    Other financial assets

	12/31/2020	12/31/2019
Participation Certificates in Financial Trusts	40,855	41,648
Investments in Asset Management and Other Services	1,528,987	1,178,803
Other investments	535,684	81,151
Receivable from spot sales pending settlement	1,077,649	188,679
Several debtors	833,604	848,251
Miscellaneous debtors for credit card operations	203,811	516,154
Miscellaneous debtors for collections	64,631	—
	4,285,221	2,854,686

16.3    Other debt securities

	12/31/2020	12/31/2019
Government securities	12,674,746	14,226,009
Securities issued by the BCRA	28,181,585	—
Others	3,644	12,331
	40,859,975	14,238,340

16.4   Financial assets pledged as collateral

	12/31/2020	12/31/2019
Special guarantees accounts in the Argentine Central Bank	3,710,757	2,887,177
Deposits in guarantee	1,194,178	4,374,159
	4,904,935	7,261,336

16.5   Inventories

	12/31/2020	12/31/2019
Electronics	56,282	29,614
Home and Health care	16,110	10,529
Tools and Workshop Equipment	259	22,121
Obsolescence Reserve	(1,687)	(1,743)
	70,964	60,521

16.6   Other non-financial assets

	12/31/2020	12/31/2019
Other Miscellaneous assets	603,701	1,164,863
Loans to employees	235,259	359,305
Payments in advance	321,958	18,474
Other non-financial assets	16,367	—
Retirement Plan	143,252	205,805
Works of art and collector's pieces	32,343	47,030
	1,352,880	1,795,477

16.7  Deposits

	12/31/2020	12/31/2019
Non-financial sector	7,911,255	7,447,131
Financial sector	57,416	38,253
Current accounts	16,891,003	14,819,309
Savings accounts	102,845,465	54,445,823
Time deposits and investments accounts	46,113,056	40,457,410
Others	4,823,399	3,968,329
	178,641,594	121,176,255

16.8   Liabilities at fair value through profit or loss

	12/31/2020	12/31/2019
Liabilities for transactions in local currency	2,002,005	258,060
	2,002,005	258,060

16.9    Other financial liabilities

	12/31/2020	12/31/2019
Amounts payable for spot transactions pending settlement	1,362,541	2,986,677
Collections and other operations on behalf of third parties	4,951,341	7,112,817
Fees accrued to pay	5,423	366
Financial guarantee contracts	19,832	20,786
Liabilities associated with the transfer of financial assets not derecognized	—	970,923
Lease liability	1,181,698	1,288,419
Others	8,054	29,996
	7,528,889	12,409,984

16.10   Financing received from the Argentine Central Bank and other financial institutions

	12/31/2020	12/31/2019
Financing received from local financial institutions	645,206	1,278,545
Financing received from international institutions	5,207,086	10,998,065
	5,852,292	12,276,610

16.11   Provisions

	12/31/2020	12/31/2019
Legal issues	32,557	44,993
Labor lawsuits	29,552	38,151
Tax	113,303	106,029
Eventual commitments	8,634	499
Judicial Deposits	22,303	21,465
Restructuring Provision	—	680,703
Unused Balances Credit Cards	206,812	—
Charges to be paid to National Social Security Administration	225,387	—
Others	42,544	29,856
	681,092	921,696

16.12   Other non-financial liabilities

	12/31/2019	12/31/2018
Payroll and social securities	5,500,933	5,401,884
Sundry creditors	3,660,784	3,209,713
Revenue from contracts with customers (1)	188,665	262,069
Tax payable	1,802,458	1,900,826
Social security payment orders pending settlement	894,809	297,448
Other	98,453	103,724
	12,146,102	11,175,664

(1)

Deferred income resulting from contracts with customers includes the liability for the customers’ loyalty program. The Group estimates the value of the points assigned to customers through the application of a mathematical model that considers assumptions about redemption rates, the fair value of points redeemed based on the combination of available products, and customer preferences, as well as the expiration of not redeemed points. As of December 31, 2020 and 2019, the amounts of 188,665 and 262,069, respectively, have been recorded for the points not redeemed or expired.

The following table shows the estimated use of the liability recorded as of December 31, 2020:

	Maturity
	Up to 12	Up to 24	More than
Item	months	months	24 months	Total
Revenue from contracts with customers	88,352	46,692	53,621	188,665

16.13   Interest Income

	12/31/2020	12/31/2019	12/31/2018
Interest on overdrafts	2,678,469	6,217,172	6,807,778
Interest on promissory notes	6,226,382	8,002,944	8,539,122
Interest on personal loans	14,173,544	17,584,460	22,887,135
Interest on corporate unsecured loans	5,981,812	8,360,682	6,322,241
Interest on credit card loans	3,818,628	6,555,201	7,147,137
Interest on mortgage loans	3,994,607	5,148,348	4,123,314
Interest on automobile and other secured loan	738,403	943,454	1,030,844
Interest on foreign trade loans	1,453,129	2,356,094	2,448,435
Interest on financial leases	704,408	1,537,851	1,929,148
Interest on public and private securities measured at amortized cost	20,524,157	—	—
Others	4,406,341	4,277,419	2,465,076
Total	64,699,880	60,983,625	63,700,230

16.14   Interest Expenses

	12/31/2020	12/31/2019	12/31/2018
Interest on current accounts deposits	6,325,123	8,182,612	10,742,108
Interest on time deposits	19,574,998	27,030,921	13,602,675
Interest on other financial liabilities	2,285,959	10,472,760	9,933,537
Interest from financing from financial sector	100,834	373,163	1,548,673
Others	291,474	1,471,921	641,517
Total	28,578,388	47,531,377	36,468,510

16.15   Net income from financial instruments at fair value through profit or loss

	12/31/2020	12/31/2019	12/31/2018
Income from corporate and government securities	2,999,989	2,086,183	3,828,698
Income from securities issued by the Argentine Central Bank	135,491	25,478,678	12,934,407
Derivatives	180,102	971,521	(3,547,400)
Total	3,315,582	28,536,382	13,215,705

16.16   Service fee income

	12/31/2020	12/31/2019	12/31/2018
Commissions from deposits accounts	4,627,421	4,777,932	4,626,945
Commissions from credit and debit cards	3,413,407	3,944,787	4,576,075
Commissions from loans operations	164,852	401,370	819,244
Others Commissions	3,131,296	—	—
Others	156,848	2,583,467	2,391,996
Total	11,493,824	11,707,556	12,414,260

16.17   Service fee expenses

	12/31/2020	12/31/2019	12/31/2018
Commissions paid	3,469,846	2,955,840	2,858,035
Export and foreign currency operations	78,423	99,114	112,035
Total	3,548,269	3,054,954	2,970,070

16.18   Income from insurance activities

	12/31/2019	12/31/2019	12/31/2018
Accrued premiums	2,300,856	2,978,764	3,081,828
Accrued losses	(308,798)	(471,071)	(695,386)
Production expenses	(320,603)	(610,770)	(609,097)
Total	1,671,455	1,896,923	1,777,345

16.19   Other operating income

	12/31/2020	12/31/2019	12/31/2018
Loans recovered and allowances reversed	572,480	678,796	665,561
Insurance commissions	51,525	92,966	831,740
Rental from safety boxes	340,303	390,561	501,124
Commissions from trust services	9,638	35,778	15,958
Returns of risk funds	1,215,745	235,093	587,419
Commissions from financial guarantees	-	854,752	985,595
Default interests	212,927	573,061	505,679
Sale of fixed assets	133,983	-	-
Others	1,242,850	890,030	1,087,256
Total	3,779,451	3,751,037	5,180,332

16.20   Personnel expenses

	12/31/2020	12/31/2019	12/31/2018
Payroll and social securities	16,682,917	16,902,763	13,627,260
Others expenses	1,493,949	2,380,583	4,757,573
Total	18,176,866	19,283,346	18,384,833

16.21   Administrative expenses

	12/31/2020	12/31/2019	12/31/2018
Directors´ and statutory auditors’fees	341,532	382,328	342,430
Professional fees	3,043,958	1,385,391	3,459,708
Advertising and publicity	688,705	737,956	862,200
Taxes	1,857,970	2,000,527	2,244,207
Maintenance, security and services	2,823,341	2,351,755	1,152,917
Rent	72,050	70,446	973,551
Others	1,491,001	3,382,263	2,694,038
Total	10,318,557	10,310,666	11,729,051

16.22  Depreciation and impairment of non-financial assets

	12/31/2020	12/31/2019	12/31/2018
Depreciation of property, plant and equipment	523,212	928,664	439,094
Depreciation of other non-financial assets	234,143	145,583	154,856
Depreciation of intangible assets	869,276	624,078	311,013
Depreciation of right-of-use assets	780,397	772,179	—
Impairment of other-non financial assets	—	—	582
Total	2,407,028	2,470,504	905,545

16.23  Other operating expenses

	12/31/2020	12/31/2019	12/31/2018
Promotions related with credit cards	525,355	695,109	886,298
Turnover tax	3,950,539	5,104,595	5,869,614
Fair value on initial recognition of loans	195,459	273,505	809,049
Contributions made to deposit insurance system	289,814	332,127	323,838
Others	1,613,612	2,250,879	1,141,625
Total	6,574,779	8,656,215	9,030,424